UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4395

Smith Barney Muni Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: December 31, 2004

ITEM 1.	SCHEDULES OF INVESTMENTS

SMITH BARNEY MUNI FUNDS

NEW YORK MONEY MARKET PORTFOLIO

NEW YORK PORTFOLIO

FORM N-Q

DECEMBER 31, 2004

NEW YORK MONEY MARKET PORTFOLIO

Schedules of Investments (unaudited)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Education - 6.2%
		Albany IDA Civic Facilities University at Albany AMBAC-Insured:
$4,950,000	A-1	Series A 1.97% VRDO	$4,950,000
13,870,000	A-1	Series B 1.97% VRDO	13,870,000
11,035,000	A-1	Series C 1.97% VRDO	11,035,000
15,725,000	A-1	Series D 1.97% VRDO	15,725,000
5,625,000	A-1+	Dutchess County IDA Marist College Series 98A 2.00% VRDO	5,625,000
		New York State Dormitory Authority:
		Columbia University:
2,000,000	VMIG1*	1.72% due 2/2/05 TECP	2,000,000
5,000,000	A-1+	Series B 1.03% due 3/8/05	5,000,000
2,000,000	A-1+	Series SGA 132 PART 1.98% VRDO	2,000,000
15,000,000	A-1+	Cornell University 1.83% due 2/8/05 TECP	15,000,000
500,000	Aaa*	Leake & Watts Services MBIA-Insured 3.00% 7/1/05	502,433
7,140,000	VMIG1*	Oxford University Press Inc. 1.96% VRDO	7,140,000
1,665,000	A-1+	Rockefeller University Series A 1.96% VRDO	1,665,000
7,842,500	VMIG1*	State Personal Income Tax Revenue Series 821
		FGIC-Insured PART 1.20% due 2/10/05	7,842,500
9,945,000	A-1	State University Series PA 622 PART 2.05% VRDO	9,945,000
7,500,000	VMIG1*	Tompkins County IDA Ithaca College Project XLCA-Insured 1.97% VRDO	7,500,000
6,500,000	A-1+	Troy IDA Rensselaer Polytech Institute Series E 2.00% VRDO	6,500,000

			116,299,933

Escrowed to Maturity - 0.6%
9,170,000	A-1	New York State Environmental Facilities Corp. Clean Water and Drinking Series PT-409 PART 2.01% VRDO (Escrowed to maturity with U.S. government securities)	9,170,000
1,510,000	Aa2*	New York State Power Authority Series C 5.00% due 2/15/05 (Escrowed to maturity with U.S. government securities)	1,517,025

			10,687,025

Finance - 10.3%
26,880,000	A-1+	Nassau County IFA Sales Tax Revenue FSA-Insured Series A 1.95% VRDO	26,880,000
		New York City TFA:
		Future Tax Secured:
47,000,000	A-1+	Series A-2 1.95% VRDO	47,000,000
5,000,000	A-1+	Series C 1.98% VRDO	5,000,000
4,100,000	A-1+	Series C-2 2.20% VRDO	4,100,000
14,920,000	A-1	MSTC Series 122 PART 1.96% VRDO	14,920,000
		New York City Recovery:
1,100,000	A-1+	Series 2A 2.17% VRDO	1,100,000
2,000,000	A-1+	Series 3B 2.25% VRDO	2,000,000
2,100,000	A-1+	Series S Sub-Series 3E 2.20% VRDO	2,100,000

See Notes to Schedules of Investments.

NEW YORK MONEY MARKET PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Finance - 10.3% (continued)
$2,000,000	A-1+	Series F-3 2.20% VRDO	$2,000,000
		New York State LGAC:
17,300,000	A-1+	Series 3V FGIC-Insured 1.96% VRDO	17,300,000
4,100,000	A-1+	Series 4V FSA-Insured 1.96% VRDO	4,100,000
22,680,000	A-1+	Series 93A 1.93% VRDO	22,680,000
2,710,000	A-1+	Series 95CA 1.95% VRDO	2,710,000
4,350,000	A-1+	Series SGA 59 AMBAC-Insured 2.19% VRDO	4,350,000
		Puerto Rico IFA MSTC PART:
10,000,000	A-1	Series 103 1.95% VRDO	10,000,000
19,995,000	A-1	Series 106 1.95% VRDO	19,995,000
4,850,000	A-1	Puerto Rico MFA Series PA-610 FSA-Insured PART 1.99% VRDO	4,850,000
2,197,000	VMIG1*	Puerto Rico PFC Series 522X MBIA-Insured 2.01% VRDO	2,197,000

			193,282,000

General Obligation - 18.8%
3,335,000	NR†	Albany GO RAN 3.00% due 1/31/05	3,338,838
6,250,000	MIG1*	Allegany County NY GO BAN 3.50% due 12/8/05	6,324,971
2,000,000	MIG1*	Allegany County NY GO RAN 3.50% due 12/8/05	2,023,991
920,000	AAA	Huntington GO FSA-Insured 2.50% due 1/15/05	920,374
16,500,000	MIG1*	Middle County CSD GO TAN 3.00% due 6/30/05	16,606,829
12,500,000	MIG1*	Miller Place UFSD GO TAN 3.00% due 6/30/05	12,577,875
507,764	AAA	Monroe-Woodbury CSD GO FSA-Insured 2.00% due 4/15/05	508,960
4,750,000	NR†	Mount Sinai UFSD GO TAN 3.00% due 6/24/05	4,776,368
		Nassau County GO:
500,000	AAA	Series A 4.25% due 6/1/05	505,341
880,000	AAA	Series F 7.00% due 3/1/05	887,475
		New York City GO:
17,140,000	A-1+	Series 95 F-4 1.95% VRDO	17,140,000
43,000,000	A-1+	Series A-3 1.95% VRDO	43,000,000
500,000	A-1+	Series A-4 2.17% VRDO	500,000
16,625,000	A-1+	Series C-3 1.97% VRDO	16,625,000
5,995,000	A-1	Series PA 624 AMBAC-Insured PART 2.02% VRDO	5,995,000
600,000	A-1+	Series SGB 35 AMBAC-Insured PART 1.98% VRDO	600,000
8,100,000	A-1+	Sub-Series B-2-B-9 1.98% VRDO	8,100,000
500,000	A-1+	Sub-Series B-3 2.25% VRDO	500,000
1,000,000	A-1+	Sub-Series E-5 2.25% VRDO	1,000,000
		New York State GO:
52,900,000	A-1+	Series 1998A 1.70% due 2/2/05 TECP	52,900,000
26,000,000	A-1+	Series A 1.80% due 10/7/05	26,000,000
305,000	Aaa*	North Salem CSD GO MBIA-Insured Series B 3.00% due 6/15/05	307,017
		Puerto Rico GDB TECP:
25,000,000	A-1	1.70% due 1/12/05	25,000,000
15,150,000	A-1	1.68% due 1/26/05	15,150,000
21,400,000	A-1	1.85% due 2/7/05	21,400,000
22,870,000	A-1	1.85% due 2/16/05	22,870,000
		Puerto Rico GO:
7,990,000	VMIG1*	MERLOT Series A44 FGIC-Insured PART 2.03% VRDO	7,990,000
7,320,000	A-1	Series PA-650 PART 2.02% VRDO	7,320,000

See Notes to Schedules of Investments.

NEW YORK MONEY MARKET PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
General Obligation - 18.8% (continued)
$23,000,000	MIG1*	South Country CSD GO TAN 2.75% due 6/21/05	$23,105,641
5,000,000	MIG1*	Suffolk County GO TAN 3.00% due 9/8/05	5,039,166
5,000,000	MIG1*	Syracuse GO RAN Series B 3.00% due 6/30/05	5,028,580
250,000	Aaa*	Tompkins County GO MBIA-Insured 2.50% due 2/15/05	250,182
315,000	Aaa*	Westhill CSD GO MBIA-Insured 2.00% due 6/15/05	315,485

			354,607,093

Government Facilities - 2.6%
		Jay Street Development Corp. Court Facilities Lease Revenue:
1,500,000	A-1+	Series A-2 1.98% VRDO	1,500,000
18,625,000	A-1+	Series A-3 1.96% VRDO	18,625,000
		New York State Urban Development Corp. PART:
8,000,000	VMIG1*	MERLOT Series N AMBAC-Insured 2.03% VRDO	8,000,000
21,395,000	A-1+	Putter 313 2.01% VRDO	21,395,000

			49,520,000

Hospital - 6.6%
1,400,000	VMIG1*	Monroe County IDA St. Ann’s Nursing Home for the Aged Project 1.99% VRDO	1,400,000
15,000,000	A-1+	Nassau County Health Care Corp. Series C-1 FSA-Insured 1.95% VRDO	15,000,000
675,000	AAA	New York City Health & Hospital Corp. Series A AMBAC-Insured 4.00% due 02/15/05	677,111
2,495,000	VMIG1*	New York City IDA IDR Peninsula Hospital Center Project 2.04% VRDO	2,495,000
		New York State Dormitory Authority:
6,035,000	A-1+	Glen Eddy Inc. 1.95% VRDO	6,035,000
		Mental Health Services:
6,500,000	A-1+	Series 2B FSA-Insured 1.97% VRDO	6,500,000
46,100,000	A-1+	Series 2E 1.95% VRDO	46,100,000
22,300,000	A-1+	Series 2H 1.69% VRDO	22,300,000
15,000,000	A-1+	Series D-2G 1.95% VRDO	15,000,000
8,000,000	VMIG1*	Ontario County IDR Frederick Ferris Thompson Hospital 1.99% VRDO	8,000,000

			123,507,111

Housing: Multi-Family - 11.1%
		New York City HDC MFH:
47,200,000	A-1+	2 Gold Street Series A 1.95% VRDO	47,200,000
2,100,000	A-1+	63 Wall Street Series A 1.96% VRDO	2,100,000
30,000,000	A-1+	Lyric Series A FNMA 1.99% VRDO AMT	30,000,000
		New York State HFA:
12,000,000	VMIG1*	20 River Terrace FNMA 1.98% VRDO	12,000,000
1,700,000	VMIG1*	240 East 39th Street FNMA 2.01% VRDO AMT	1,700,000
2,000,000	VMIG1*	250 West 50 Street Project 97 Series A 1.98% VRDO AMT	2,000,000
12,800,000	VMIG1*	750 Sixth Avenue Series A FNMA 2.01% VRDO AMT	12,800,000
2,000,000	VMIG1*	1501 Lexington Avenue FNMA 1.96% VRDO AMT	2,000,000
6,000,000	VMIG1*	Biltmore Tower Series A FNMA 2.01% VRDO AMT	6,000,000
2,300,000	VMIG1*	Historic Front Street Series A 1.99% VRDO	2,300,000

See Notes to Schedules of Investments.

NEW YORK MONEY MARKET PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Housing: Multi-Family - 11.1% (continued)
		Service Contract Revenue:
$37,500,000	A-1+	Series A 1.93% VRDO	$37,500,000
17,000,000	A-1+	Series C 1.93% VRDO	17,000,000
2,600,000	A-1+	Series G 1.96% VRDO	2,600,000
14,200,000	A-1+	Series I 1.98% VRDO	14,200,000
4,200,000	VMIG1*	Theatre Row Series A 2.10% VRDO AMT	4,200,000
2,500,000	VMIG1*	Theatre Row Tower Series A 2.10% VRDO AMT	2,500,000
3,800,000	VMIG1*	West 43rd Street Housing FNMA 1.97% VRDO AMT	3,800,000
10,000,000	VMIG1*	Worth Street Series A FNMA-Insured 1.97% VRDO AMT	10,000,000

			209,900,000

Industrial Development - 8.0%
5,600,000	Aa2*	Chautauqua County IDA Red Wing Co. Project 1.93% VRDO	5,600,000
1,650,000	VMIG1*	Erie County IDA Rosina Food Products Inc. 2.20% VRDO	1,650,000
2,600,000	A-1+	Genesee County IDR RJ Properties Project 2.02% VRDO AMT	2,600,000
2,670,000	A-1+	Lancaster IDA Sealing Devices Inc. 2.20% VRDO AMT	2,670,000
3,000,000	A-1+	Lewis County IDA Climax Manufacturing Co. Project 2.02% VRDO AMT	3,000,000
305,000	A-1+	Monroe County IDA JADA Precision Plastic Project Series 97 2.02% VRDO AMT	305,000
		Nassau County IDA:
7,000,000	A-1+	Cold Spring Harbor Lab 2.21% VRDO	7,000,000
2,805,000	A-1+	Rubbies Costume Co. Project 2.02% VRDO	2,805,000
		New York City IDA IDR:
3,875,000	VMIG1*	Ahava Food Corp. Project 2.10% VRDO AMT 1 Bryant Park LLC:	3,875,000
21,000,000	A-1+	Series A 2.03% VRDO	21,000,000
17,700,000	A-1+	Series B 2.17% VRDO	17,700,000
9,200,000	VMIG1*	Center for Jewish History Project 1.97% VRDO	9,200,000
5,600,000	A-1+	Children’s Oncology Society 1.98% VRDO	5,600,000
4,960,000	A-1+	Civic Facilities Lycee Francais De NY 2.20% VRDO	4,960,000
3,600,000	A-1+	Gary Plastic Packaging Corp. Series 98 2.15% VRDO AMT	3,600,000
1,500,000	A-1	Linear Lighting Corp. Project 2.25% VRDO AMT	1,500,000
4,750,000	F-1+**	Planned Parenthood Project 1.97% VRDO	4,750,000
1,495,000	A-1+	PS Bibbs Inc. 2.15% VRDO AMT	1,495,000
8,250,000	A-1+	Stock Exchange Project B 1.97% VRDO	8,250,000
1,500,000	A-1+	Oneida County IDR Harden Furniture Series 98 2.02% VRDO	1,500,000
		Onondaga County IDA:
3,355,000	A-1+	Syracuse Executive Air 2.02% VRDO AMT	3,355,000
5,410,000	A-1+	Syracuse Research Corp. 2.15% VRDO	5,410,000
1,815,000	A-1+	Ontario County IDR Dixit Enterprises Series B 2.20% VRDO AMT	1,815,000
2,525,000	A-1+	Oswego County IDR Fulton Thermal Corp. 2.02% VRDO AMT	2,525,000
4,545,000	P-1*	Rotterdam IDA IDR Rotterdam Park Project 1.97% VRDO	4,545,000
1,830,000	P-1*	Schenectady County IDR Scotia Industrial Park Project Series 98A 1.97% VRDO	1,830,000
3,380,000	A-1+	St. Lawrence County IDA United Helpers Independent Living Corp. 1.97% VRDO	3,380,000
4,060,000	A-1+	Suffolk County IDR JBC Realty 2.02% VRDO	4,060,000

See Notes to Schedules of Investments.

NEW YORK MONEY MARKET PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Industrial Development - 8.0% (continued)
$5,055,000	A-1+	Westchester County IDA Boys & Girls Club Project 2.00% VRDO	$5,055,000
2,225,000	A-1+	Yates IDR Coach Equipment Manufacturing Corp. 2.02% VRDO AMT	2,225,000
2,300,000	VMIG1*	Yonkers IDA Consumers Union Facilities: 2.00% VRDO	2,300,000
5,890,000	A-1+	AMBAC-Insured 2.00% VRDO	5,890,000

			151,450,000

Miscellaneous - 3.9%
5,520,000	A-1+	New York City IDA Carnegie Hall Cultural Resources 2.15% VRDO	5,520,000
57,675,000	A-1+	Oneida Indian Nation Series 2002 1.97% VRDO	57,675,000
9,320,000	VMIG1*	Puerto Rico Industrial Tourist Education Medical & Environmental Control Facilities Series 464 MBIA-Insured PART 1.85% VRDO	9,320,000

			72,515,000

Pollution Control Revenue - 0.8%
15,000,000	A-1+	New York State Environmental Facilities Corp., Clean Water and Drinking, Series 1997-A 1.21% due 1/13/05 TECP	15,000,000

Public Facilities - 3.0%
		New York City Trust for Cultural Resources:
3,035,000	VMIG1*	American Museum of Natural History Series 162 AMBAC-Insured PART 2.01% VRDO	3,035,000
20,000,000	A-1+	Pierpoint Morgan Library 1.98% VRDO	20,000,000
1,330,000	VMIG1*	Soloman R. Guggenheim Museum Series B 1.97% VRDO	1,330,000
		New York State Dormitory Authority:
		Metropolitan Museum of Art:
12,455,000	A-1+	Series A 1.96% VRDO	12,455,000
4,240,000	A-1+	Series B 1.96% VRDO	4,240,000
		New York Public Library MBIA-Insured:
5,730,000	A-1	Series 99A 1.95% VRDO	5,730,000
9,285,000	A-1	Series B 1.95% VRDO	9,285,000

			56,075,000

Transportation - 16.4%
		Metropolitan Transportation Authority:
		BAN Series CP-1A Sub-Series A:
2,000,000	A-1+	1.80% due 1/6/05 TECP	2,000,000
5,400,000	A-1+	1.80% due 3/1/05 TECP	5,400,000
		FSA-Insured:
10,800,000	VMIG1*	Munitop Series 99-2 PART 1.99% VRDO	10,800,000
3,720,000	A-1+	Series D-1 1.95% VRDO	3,720,000
12,015,000	A-1+	Series D-2 1.95% VRDO	12,015,000
44,100,000	A-1+	Series A-3 XLCA-Insured 1.95% VRDO	44,100,000
		New York State Thruway Authority:
3,765,000	SP-1+	2.25% due 10/6/05	3,779,874
15,700,000	A-1+	1.65% due 1/10/05 TECP	15,700,000
16,750,000	A-1+	1.80% due 1/19/05 TECP	16,750,000
20,200,000	A-1+	1.68% due 2/1/05 TECP	20,200,000
16,000,000	A-1+	1.83% due 2/9/05 TECP	16,000,000

See Notes to Schedules of Investments.

NEW YORK MONEY MARKET PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Transportation - 16.4% (continued)
$3,000,000	A-1+	1.86% due 2/14/05 TECP	$3,000,000
8,845,000	A-1	MSTC Series 120 FGIC-Insured PART 1.98% VRDO	8,845,000
1,200,000	AAA	Series C FGIC-Insured 6.00% due 1/1/05	1,224,000
5,000,000	A-1+	Series SGA 66 PART 1.98% VRDO	5,000,000
		Port Authority of New York & New Jersey:
7,860,000	A-1+	Putter Series 177 MBIA-Insured PART 2.04% VRDO	7,860,000
3,500,000	NR‡	Series 98-1 Equipment Notes 2.13% VRDO AMT	3,500,000
3,500,000	NR‡	Series 98-2 Equipment Notes 2.03% VRDO	3,500,000
4,755,000	A-1	Series 646 FSA-Insured PART 1.99% VRDO	4,755,000
		Series B TECP:
1,815,000	A-1+	1.63% due 1/11/05	1,815,000
14,800,000	A-1+	1.80% due 1/20/05	14,800,000
		Versatile Structure Obligation:
1,700,000	A-1+	Series 95-3 2.17% VRDO	1,700,000
6,700,000	A-1+	Series 96-5 2.17% VRDO	6,700,000
		Puerto Rico Commonwealth Highway & Transportation Authority:
11,550,000	A-1+	Series A AMBAC-Insured 1.95% VRDO	11,550,000
3,475,000	VMIG1*	Series FFF 2.03% MBIA-Insured VRDO	3,475,000
3,665,000	A-1+	Series PA 472 FSA-Insured PART 1.99%VRDO	3,665,000
		Triborough Bridge & Tunnel Authority:
20,280,000	AAA	Series 72 MBIA-Insured PART 1.98% VRDO	20,280,000
13,135,000	VMIG1*	Series 109 PART 2.19% VRDO	13,135,000
18,985,000	A-1+	Series A FSA-Insured 1.95% VRDO	18,985,000
25,000,000	A-1+	Series C AMBAC-Insured 1.95% VRDO	25,000,000

			309,253,874

Utilities - 7.5%
		Long Island Power Authority:
15,000,000	A-1+	Series 1A 1.98% VRDO	15,000,000
10,000,000	A-1+	Series 2A 1.95% VRDO	10,000,000
6,300,000	A-1+	Series 7-B MBIA-Insured 1.95% VRDO	6,300,000
7,400,000	A-1+	Series A 1.95% VRDO	7,400,000
7,700,000	A-1+	Series H FSA-Insured 1.95% VRDO	7,700,000
13,300,000	A-1+	Series I 1.70% due 1/7/05 TECP	13,300,000
13,280,000	VMIG1*	New York State Energy Research & Development Authority
		Long Island Lighting Co. Series A 2.01% VRDO AMT	13,280,000
		New York State Power Authority TECP:
28,900,000	A-1	Series 1 1.66% due 1/14/05	28,900,000
		Series 2:
10,000,000	A-1	1.84% due 2/2/05	10,000,000
7,400,000	A-1	1.82% due 2/9/05	7,400,000
9,600,000	A-1	1.83% due 2/9/05	9,600,000
12,000,000	A-1+	Puerto Rico Electric Power Authority MBIA-Insured PART
		1.95% VRDO	12,000,000

			140,880,000

Water & Sewer - 4.6%
2,070,000	A-1+	Great Neck North Water Authority System Series A
		FGIC-Insured 2.00% VRDO	2,070,000

See Notes to Schedules of Investments.

NEW YORK MONEY MARKET PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Water & Sewer - 4.6% (continued)
$10,000,000	A-1+	New York City Municipal Water Finance Authority FGIC-Insured: 1.96% VRDO	$10,000,000
2,500,000	A-1+	Series 1 1.85% due 3/3/05 TECP	2,500,000
		Series 5B TECP:
4,000,000	A-1+	1.83% due 2/3/05	4,000,000
3,300,000	A-1+	1.68% due 2/4/05	3,300,000
		Series 6 TECP:
11,000,000	A-1+	1.85% due 3/3/05	11,000,000
10,000,000	A-1+	1.88% due 3/3/05	10,000,000
18,250,000		Series 7 1.90% due 2/3/05 TECP	18,250,000
		New York State Environmental Facilities Corp.:
		Clean Water and Drinking:
9,990,000	A-1	MSTC Series 9040 PART 1.99% VRDO	9,990,000
		Series B:
7,080,000	AAA	5.50% due 6/15/05	7,272,114
6,695,000	AAA	5.60% due 6/15/05	6,879,638
1,390,000	AAA	Series D 3.00% due 2/15/05	1,392,733

			86,654,485

		TOTAL INVESTMENTS - 100.4%	1,889,631,521
		(Cost - $1,889,631,521***)
		Liabilities in Excess of Other Assets - (0.4)%	(7,536,032)

		TOTAL NET ASSETS - 100.0%	$1,882,095,489

(a)	All ratings are by Standard & Poor's Ratings Service (“Standard & Poor’s”) except for those identified by an asterisk (*) or a double asterisk (**) are rated by Moody's Investors Service (“Moody’s”) or Fitch Ratings (“Fitch”), respectively.

†	Security has not been rated by either Standard & Poor’s, Moody’s or Fitch. However, the Board of Trustees has determined this security to be considered as a first tier quality issue due to enhancement features; such as insurance and/or irrevocable letters of credit.

‡	Security has not been rated by either Standard & Poor’s, Moody’s or Fitch. However, the Board of Trustees has determined that the security presents minimal credit risk.

***	Aggregate cost for federal income tax purposes is substantially the same.

See pages 17 to 20 for definitions of ratings and curtain abbreviations.

See Notes to Schedules of Investments.

NEW YORK PORTFOLIO

Schedules of Investments (unaudited)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Education - 27.8%
$2,755,000	Aaa*	Albany IDA, Civic Facility Revenue, (St. Rose Project), Series A, AMBAC-Insured, 5.375% due 7/1/31	$2,942,037
		Amherst IDA, Civic Facilities Revenue, University of Buffalo Foundation Faculty-Student Housing, Series B, AMBAC-Insured:
1,000,000	AAA	5.125% due 8/1/20	1,090,780
3,615,000	AAA	5.250% due 8/1/31	3,840,287
		Madison County IDA, Civic Facilities Revenue, (Colgate University Project), Series B:
2,250,000	AA-	5.000% due 7/1/23	2,362,658
2,000,000	AA-	5.000% due 7/1/33	2,040,180
		New York State Dormitory Authority Revenue Bonds:
		City University Systems:
16,925,000	AAA	3rd Generation, Series 1, FGIC-Insured, 5.250% due 7/1/25 (b)	17,839,796
		4th Generation, Series A:
625,000	AA-	5.250% due 7/1/31	645,088
5,375,000	AA-	Call 7/1/11 @ 100, 5.250% due 7/1/31 (c)	6,079,878
2,840,000	AA-	MBIA/IBC-Insured, (Call 7/1/08 @ 101), 5.000% due 7/1/28 (c)	3,117,866
1,660,000	AA-	MBIA-Insured, 5.000% due 7/1/28	1,699,159
		Series A, FGIC-Insured:
5,825,000	AAA	5.625% due 7/1/16	6,836,861
14,000,000	AAA	2nd Generation, 5.000% due 7/1/16 (b)	14,956,060
7,000,000	AAA	Series B, FSA-Insured, 6.000% due 7/1/14	8,327,830
2,500,000	A3*	Series C, 7.500% due 7/1/10	2,836,300
2,000,000	AAA	Columbia University, 5.000% due 7/1/18	2,129,020
		Court Facilities, City of New York Issue:
5,000,000	A	6.000% due 5/15/39	5,432,600
3,000,000	AAA	AMBAC-Insured, 5.750% due 5/15/30	3,328,800
2,000,000	AA-	Department of Education, 5.000% due 7/1/24	2,098,600
5,000,000	AAA	New School University, MBIA-Insured, 5.000% due 7/1/29	5,128,000
10,260,000	AAA	Rockefeller University, 5.000% due 7/1/28 (b)	10,538,456
1,000,000	AA-	School Improvement Program, 5.000% due 7/1/18	1,046,980
1,150,000	AAA	St. John’s University, MBIA-Insured, 5.250% due 7/1/25	1,202,946
		State University Dormitory Facility, FGIC-Insured, (Call 7/1/11 @ 100):
1,000,000	AAA	5.500% due 7/1/26 (c)	1,145,780
1,000,000	AAA	5.500% due 7/1/27 (c)	1,145,780
12,000,000	AAA	5.100% due 7/1/31 (b)(c)	13,468,320

See Notes to Schedules of Investments.

NEW YORK PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Education - 27.8% (continued)
		State University Educational Facility:
		Series A:
$12,750,000	AAA	FGIC-Insured, (Call 5/15/12 @ 101),
		5.000% due 5/15/27 (b)(c)	$14,256,030
12,110,000	AAA	FSA-Insured, 5.875% due 5/15/17 (b)	14,529,820
7,030,000	AAA	MBIA-Insured, 5.000% due 5/15/16	7,435,420
		Series B:
676,000	AA-	7.500% due 5/15/11	784,572
5,000,000	AAA	FGIC-Insured, 5.250% due 5/15/19	5,683,400
5,000,000	AAA	FSA-Insured, (Call 5/15/10 @ 101),
		5.500% due 5/15/30 (c)	5,705,250
		University of Rochester, Series A,
		MBIA-Insured:
3,915,000	AAA	5.000% due 7/1/16	4,147,590
2,300,000	AAA	5.000% due 7/1/27	2,356,488
		Rensselaer County IDA, Civic Facilities Revenue Bonds,
		(Polytechnic Institute Dormitory Project):
5,430,000	A+	Series A, 5.125% due 8/1/29	5,586,818
5,820,000	A+	Series B, 5.125% due 8/1/27	6,025,853
		Schenectady IDA, Civic Facilities Revenue Bonds,
		(Union College Project), Series A, AMBAC-Insured:
2,000,000	Aaa*	5.375% due 12/1/19	2,209,000
1,725,000	Aaa*	5.000% due 7/1/22	1,829,000
3,000,000	Aaa*	5.450% due 12/1/29	3,203,820
2,390,000	Aaa*	5.625% due 7/1/31	2,632,537
		Taconic Hills School District at Craryville, FGIC-Insured,
		State Aid Withholding:
1,420,000	Aaa*	5.000% due 6/15/25	1,490,091
700,000	Aaa*	5.000% due 6/15/26	731,367
3,000,000	Aaa*	Teachers College, MBIA-Insured, 5.000% due 7/1/22	3,162,690

			203,049,808

Finance - 3.1%
10,000,000	AAA	New York City TFA Revenue Series C
		(Call 5/1/10 @ 101), 5.500% due 11/1/29 (b)(c)	11,401,600
5,000,000	AAA	New York State Local Government Assistance Corp.,
		Series B, MBIA-Insured, 4.875% due 4/1/20	5,169,200
435,000	BBB+	New York State Municipal Bond Bank Agency, Special
		Revenue Program, City of Buffalo, Series A,
		6.875% due 3/15/06	436,975

See Notes to Schedules of Investments.

NEW YORK PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Finance - 3.1% (continued)
$5,000,000	BBB+	Puerto Rico Public Financial Corp., Series E, 5.500% due 8/1/29	$5,584,635

			22,592,410

General Obligation - 1.6%
3,150,000	AAA	New York City GO,
		Series I, AMBAC-Insured, 7.250% due 8/15/14 (e)	3,169,089
2,750,000	AA	New York State GO, 9.875% due 11/15/05	2,929,905
4,505,000	Aaa*	North Hempstead GO, Series A, FGIC-Insured,
		5.000% due 9/1/22	4,702,950
1,000,000	AAA	Yonkers GO, Series C, State Aid Withholding, FGIC-Insured,
		5.000% due 6/1/19	1,049,630

			11,851,574

Government Facilities - 7.8%
		New York State Urban Development Corp. Revenue:
20,000,000	AA-	Correctional & Youth Facilities, Series A,
		5.500% due 1/1/17 (b)	22,258,400
3,050,000	AAA	Correctional Capital Facilities, MBIA-Insured,
		5.000% due 1/1/20	3,194,600
		Correctional Facilities Service Contract:
6,600,000	AAA	Series C, AMBAC-Insured, (Call 1/1/09 @ 101),
		6.000% due 1/1/29 (c)	7,550,532
18,400,000	AAA	Series D, FSA-Insured, (Call 1/1/11 @ 100),
		5.250% due 1/1/30 (b)(c)	20,707,544
3,000,000	AA-	State Facilities, 5.700% due 4/1/20	3,528,540

			57,239,616

Hospitals - 12.2%
1,620,000	AAA	East Rochester, Housing Authority Revenue,
		(North Park Nursing Home), GNMA-Collateralized,
		5.200% due 10/20/24	1,712,259
5,000,000	AAA	Nassau Health Care Corp., Health System Revenue Bonds,
		FSA-Insured, 5.500% due 8/1/19	5,714,700
		New York City Health & Hospital Corp. Revenue,
		Health System, Series A:
3,000,000	AAA	AMBAC-Insured, 5.000% due 2/15/20	3,130,260
		FSA-Insured:
1,110,000	AAA	5.000% due 2/15/22	1,164,057
3,750,000	AAA	5.125% due 2/15/23	3,963,525
		New York State Dormitory Authority Revenue:
5,350,000	A1*	Lutheran Center at Poughkeepsie, LOC-Key Bank N.A.,
		6.050% due 7/1/26	5,610,492
5,000,000	AAA	Maimonides Hospital, FHA-Insured, 5.000% due 8/1/24	5,244,100

See Notes to Schedules of Investments.

NEW YORK PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Hospitals - 12.2% (continued)
		Mental Health Services Facilities:
		Series B:
$2,500,000	AA-	5.000% due 2/15/18	$2,602,700
4,180,000	AA-	5.625% due 2/15/21	4,406,013
2,820,000	AA-	(Call 2/15/07 @ 102), 5.625% due 2/15/21 (c)	3,068,865
		Series D, FSA-Insured:
280,000	AAA	5.250% due 8/15/30	291,564
2,320,000	AAA	(Call 8/15/10 @ 100), 5.250% due 8/15/30 (c)	2,610,603
324,000	AA-	Series B, (Partially Pre-Refunded with U.S. government
		securities to various call dates and prices),
		7.500% due 5/15/11	389,451
3,000,000	AA	St. Luke’s Home, Residential Health, FHA-Insured,
		6.375% due 8/1/35	3,113,280
2,450,000	AAA	St. Vincent's Hospital & Medical Center, FHA-Insured,
		7.400% due 8/1/30	2,460,437
1,500,000	AAA	United Cerebral Palsy, AMBAC-Insured, 5.125% due 7/1/21	1,623,465
2,000,000	AAA	Victory Memorial Hospital, MBIA-Insured,
		5.375% due 8/1/25	2,126,180
2,500,000	AAA	Willow Towers Inc. Project, GNMA-Collateralized,
		5.400% due 2/1/34	2,642,150
		New York State Medical Care Facilities,
		Finance Agency Revenue:
		Series A:
4,000,000	AAA	Brookdale Hospital Medical Center, (Pre-Refunded -
		Escrowed with state & local government securities
		to 2/15/05 Call @ 102), 6.800% due 8/15/12	4,102,080
2,500,000	B	Central Suffolk Hospital Mortgage Project,
		6.125% due 11/1/16	1,888,100
955,000	Aa1*	Health Center Projects, Secured Mortgage Program,
		SONYMA-Insured, 6.375% due 11/15/19	998,920
4,700,000	AAA	New York Downtown Hospital, (Pre-Refunded -
		Escrowed with state & local government securities
		to 2/15/05 Call @ 102), 6.800% due 2/15/20	4,819,944
		New York Hospital, AMBAC/FHA-Insured, (Pre-Refunded -
		Escrowed with state & local government securities
		to 2/15/05 Call @ 102):
8,500,000	AAA	6.800% due 8/15/24 (b)	8,716,920
7,600,000	AAA	6.500% due 8/15/29 (f)	7,791,444
2,500,000	AAA	6.900% due 8/15/34	2,564,075

See Notes to Schedules of Investments.

NEW YORK PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Hospitals - 12.2% (continued)
		Series B:
$920,000	AA	Hospital & Nursing Home Insured Mortgage,
		FHA-Insured, 7.000% due 8/15/32	$924,554
1,860,000	AAA	Long Term Healthcare, FSA-Insured, 6.450% due 11/1/14	1,866,622
3,325,000	AA	Mortgage Project, FHA-Insured, 6.100% due 2/15/15	3,405,797

			88,952,557

Housing: Multi-Family - 3.9%
35,000	NR	Battery Park City Authority, Housing Revenue,
		FHA-Insured, (Call 6/1/05 @ 100), 8.625% due 6/1/23 (c)	35,933
		New York City HDC:
1,275,978	NR	Cadman Project, 6.500% due 11/15/18	1,341,512
1,030,592	NR	Kelly Project, 6.500% due 2/15/18	1,086,420
1,320,104	NR	Riverbend Project, 6.500% due 11/15/18	1,356,697
5,000,000	AA	Series A, 5.100% due 11/1/24	5,156,850
5,000,000	AA	Series E-1, 4.950% due 11/1/33	5,015,100
		New York State Dormitory Authority Revenue,
		Park Ridge Housing Inc., FNMA-Collateralized:
1,000,000	AAA	6.375% due 8/1/20 (f)	1,139,530
1,470,000	AAA	6.500% due 8/1/25	1,671,566
		New York State Housing Finance Agency Revenue,
		Secured Mortgage Program:
		Series A, SONYMA-Insured:
500,000	Aa1*	7.000% due 8/15/12 (g)	500,795
2,000,000	Aa1*	6.200% due 8/15/15 (g)	2,060,440
500,000	Aa1*	7.050% due 8/15/24 (g)	500,745
6,870,000	Aa1*	Series B, SONYMA-Insured, 6.250% due 8/15/29 (g)	7,138,686
1,080,000	AAA	Series C, FHA-Insured, 6.500% due 8/15/24	1,081,404
640,000	A1*	Rensselaer Housing Authority, MFH Mortgage
		Revenue, Rensselaer Elderly Apartments, Series A,
		7.750% due 1/1/11	643,923

			28,729,601

Housing: Single-Family - 1.9%
		New York State Mortgage Agency Revenue,
		Homeowner Mortgage:
2,980,000	Aa1*	Series 65, 5.850% due 10/1/28 (g)	3,061,443
4,775,000	Aa1*	Series 67, 5.800% due 10/1/28 (g)	4,927,561
6,000,000	Aa1*	Series 71, 5.350% due 10/1/18 (g)	6,155,640

			14,144,644

See Notes to Schedules of Investments.

NEW YORK PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Industrial Development - 1.9%
$2,250,000	BBB	Essex County IDA Revenue, Solid Waste, (International
		Paper Co. Project), Series A, 6.150% due 4/1/21 (g)	$2,344,253
435,000	NR	Monroe County IDA Revenue, Public Improvement,
		Canal Ponds Park, Series A, 7.000% due 6/15/13	436,910
		Onondaga County, IDA:
750,000	AA-	Civic Facilities Revenue, (Syracuse Home Association
		Project), LOC-HSBC Bank USA, 5.200% due 12/1/18	803,535
8,000,000	A+	Sewer Facilities Revenue, (Bristol-Myers Squibb Co.
		Project), 5.750% due 3/1/24 (b)(g)	8,933,840
1,410,000	AA-	Rensselaer County IDA, Albany International Corp.,
		LOC-Fleet Trust Co., 7.550% due 7/15/07	1,549,139

			14,067,677

Life Care Systems - 1.8%
		New York State Dormitory Authority Revenue Bonds,
		FHA-Insured:
3,815,000	AA	Hebrew Nursing Home, 6.125% due 2/1/37	4,008,115
1,465,000	AAA	Jewish Geriatric Center, 7.150% due 8/1/14 (f)	1,500,248
1,500,000	AAA	Menorah Campus Nursing Home,
		6.100% due 2/1/37	1,615,860
1,470,000	AA	Niagara Frontier Home, Mortgage Revenue,
		6.200% due 2/1/15	1,501,649
3,350,000	AA	Wesley Garden Nursing Home, 6.125% due 8/1/35	3,570,765
1,250,000	AAA	Syracuse IDA Revenue, James Square Association,
		FHA-Insured, 7.000% due 8/1/25	1,254,962

			13,451,599

Pollution Control Revenue - 0.5%
		New York State Environmental Facilities Corp.,
		State Water Revolving Fund, Series A:
190,000	AAA	7.500% due 6/15/12	190,625
805,000	AAA	GIC-Societe General, 7.250% due 6/15/10	807,560
1,000,000	AAA	North Country Development Authority, Solid Waste
		Management System Revenue, FSA-Insured,
		6.000% due 5/15/15	1,160,660
1,710,000	CCC	Puerto Rico Industrial, Medical & Environmental Facilities,
		Finance Authority Revenue, American Airlines Inc.,
		Series A, 6.450% due 12/1/25	1,243,290

			3,402,135

See Notes to Schedules of Investments.

NEW YORK PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Public Facilities - 2.1%
		New York City Trust Cultural Resource Revenue,
		AMBAC-Insured:
$1,655,000	AAA	American Museum of Natural History, Series A,
		5.250% due 7/1/17	$1,793,524
		Museum of Modern Art:
3,100,000	AAA	Series A, 5.000% due 4/1/23	3,259,154
9,000,000	AAA	Series D, 5.125% due 7/1/31 (b)	9,371,610
570,000	AA-	New York State COP, (Hanson Redevelopment Project),
		8.375% due 5/1/08	612,967

			15,037,255

Transportation - 20.7%
750,000	BBB+	Albany, Parking Authority Revenue, Series A,
		5.625% due 7/15/25	805,065
		Metropolitan Transportation Authority:
		Dedicated Tax Fund, Series A:
11,000,000	AAA	FGIC-Insured, 5.250% due 11/15/23 (b)	11,824,230
		FSA-Insured, (Call 10/1/14 @ 100):
2,290,000	AAA	5.125% due 4/1/19 (c)	2,602,837
4,500,000	AAA	5.250% due 4/1/23 (c)	5,160,915
		Transit Facilities Revenue, Series A:
5,000,000	AAA	Call 7/1/09 @ 100, 6.000% due 7/1/19 (c)	5,731,850
10,000,000	AAA	MBIA/IBC-Insured, (Call 7/1/07 @ 101.50), 5.625% due 7/1/25 (b)(c)	10,956,900
		Triborough Bridge & Tunnel Authority:
		Series A, GO-Insured:
3,500,000	AA-	Call 1/1/22 @ 100, 5.250% due 1/1/28 (c)	4,012,260
5,200,000	AAA	MBIA/IBC-Insured, 5.250% due 11/15/30	5,536,856
		Series B, GO of Authority:
4,200,000	AAA	Call 1/1/16 @ 100, 5.375% due 1/1/19 (c)	4,846,884
10,125,000	AAA	Call 1/1/22 @ 100, 5.500% due 1/1/30 (b)(c)	11,499,975
		Triborough Bridge COP, AMBAC-Insured:
2,595,000	AAA	5.875% due 1/1/30	2,995,902
20,000,000	AAA	Series A, 5.250% due 1/1/29 (b)	22,510,400
		New York State Thruway Authority:
5,000,000	AA-	General Revenue, Series E, GO of Authority,
		5.000% due 1/1/25	5,124,200
		Highway & Bridge Toll Revenue Fund, FGIC-Insured:
		Series A:
3,410,000	AAA	5.000% due 4/1/19	3,632,775
2,000,000	AAA	5.000% due 4/1/20	2,124,500
2,500,000	AAA	5.000% due 4/1/21	2,641,150
15,000,000	AAA	Series B, 5.000% due 4/1/19 (b)	15,874,050

See Notes to Schedules of Investments.

NEW YORK PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Transportation - 20.7% (continued)
$ 4,000,000	AAA	Series B-1, 5.500% due 4/1/18	$4,429,240
		Port Authority New York & New Jersey:
7,250,000	AA-	109th Series, GO of Authority, 5.375% due 1/15/32	7,529,705
8,000,000	CCC	Delta Airlines Inc. Project, Series 1R, 6.950% due 6/1/08	7,984,960
12,000,000	NR	Special Obligation Revenue 5th Installment,
		6.750% due 10/1/19 (b)(g)	12,519,600
1,140,000	AA-	Triborough Bridge & Tunnel Authority, Convention Center
		Project, Series E, 7.250% due 1/1/10	1,265,571

			151,609,825

Utilities - 4.4%
18,660,000	AAA	Long Island Power Authority, Electric System Revenue,
		Series A, MBIA-Insured, 5.250% due 12/1/26 (b)	19,921,043
		New York State Energy, Research & Development Authority,
		Gas Facilities Revenue:
3,000,000	A+	Brooklyn Union Gas Co. Project, RIBS,
		Series B, 12.504% due 7/1/26 (g)(h)	3,478,470
1,500,000	Baa2*	Corning Natural Gas Corp., Series A,
		8.250% due 12/1/18 (g)	1,535,130
7,000,000	A-	Puerto Rico Electric Power Authority, Power Revenue,
		Series NN, 5.125% due 7/1/29	7,226,030

			32,160,673

Water & Sewer - 8.6%
1,000,000	AAA	Buffalo Municipal Water Finance Authority, Water
		Systems Revenue, FGIC-Insured,
		(Call 7/1/06 @102), 6.100% due 7/1/26 (c)	1,077,560
940,000	AAA	Commonwealth of Puerto Rico, Aqueduct & Sewer
		Authority Revenue Bonds, 10.250% due 7/1/09 (e)	1,133,076
		New York City Municipal Water Finance Authority,
		Water & Sewer Systems Revenue:
16,000,000	AA+	5.500% due 6/15/33 (b)	17,259,680
		Series B:
990,000	AA+	6.000% due 6/15/33	1,136,876
5,205,000	AAA	FGIC-Insured, 5.125% due 6/15/30	5,329,243
		FSA-Insured:
2,750,000	AAA	5.000% due 6/15/29	2,803,708
1,000,000	AAA	5.250% due 6/15/29	1,032,670
1,565,000	AA+	Pre-Refunded - Escrowed with state & local
		government securities to Call 6/15/10 @ 101,
		6.000% due 6/15/33 (c)	1,827,951
		Series D:
5,000,000	AA+	5.250% due 6/15/25	5,340,600

See Notes to Schedules of Investments.

NEW YORK PORTFOLIO

Schedules of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Water & Sewer - 8.6% (continued)
$2,375,000	AAA	MBIA-Insured, 5.000% due 6/15/15	$2,537,830
		New York State Environmental Facilities Corp., Clean
		Water & Drinking Revolving Funds:
8,500,000	AAA	5.000% due 6/15/32 (b)	8,777,525
		Series B:
965,000	AAA	5.250% due 4/15/17	1,034,702
2,490,000	AAA	5.250% due 10/15/17	2,669,853
1,340,000	AAA	5.250% due 4/15/18	1,431,334
1,880,000	AAA	5.250% due 10/15/18	2,008,141
		Call 10/15/09 @100:
295,000	AAA	5.250% due 4/15/17 (c)	329,477
400,000	AAA	5.250% due 4/15/18 (c)	446,748
		Series C:
1,060,000	AAA	5.000% due 6/15/16	1,146,411
4,980,000	AAA	Pre-Refunded - Escrowed with state & local government securities to Call 6/15/08 @ 101,
		5.000% due 6/15/16	5,306,290

			62,629,675

		TOTAL INVESTMENTS - 98.3%	718,919,049
		(Cost - $657,132,621**)
		Other Assets in Excess of Liabilities - 1.7%	12,145,094

		TOTAL NET ASSETS - 100.0%	$731,064,143

(a)	All ratings are by Standard & Poor’s Rating Service, except for those identified by an asterisk (*) which are rated by Moody’s Investors Service.

(b)	All or a portion of this security is segregated for open future contracts commitments.

(c)	Pre-refunded bonds are escrowed by government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Variable rate obligation payable at par on demand at any time on no more than seven days notice.

(e)	Bonds are escrowed to maturity by U.S. government securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	All or a portion of this security is held as collateral for open futures contracts commitments.

(g)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

(h)	Residual interest bond - coupon varies inversely with level of short-term tax-exempt interest rates.

**	Aggregate cost for federal income tax purposes is substantially the same.

See pages 17 to 20 for definitions of ratings and certain abbreviations.

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Fitch Ratings (“Fitch”) — Ratings from “AAA” to “CCC” may be modified by the additional of a plus (+) or a minus (-) sign to show relative standings with the major ratings categories.

AAA — Bonds rated “AAA” by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.

BBB — Bonds rated “BBB” currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

SP-1 — Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest; with vulnerability to adverse financial and economic changes over the term of the notes

A-1 — Standard & Poor’s highest commercial paper and variable rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG 1 — Moody’s highest rating for short-term municipal obligations.

MIG 2 — Moody’s second highest rating for short-term municipal obligations.

F-1 — Fitch Rating’s highest rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Abbreviations* (unaudited)

ACA – American Capital Assurance

AIG — American International Guaranty

AMBAC — Ambac Assurance Corporation

BAN — Bond Anticipation Notes

BIG — Bond Investors Guaranty

CBI — Certificate of Bond Insurance

CGIC — Capital Guaranty Insurance Company

CHFCLI — California Health Facility Construction Loan Insurance

CONNIE LEE — College Construction Loan Insurance Association

COP — Certificate of Participation

EDA — Economic Development Authority

EDR — Economic Development Revenue

ETM — Escrowed To Maturity

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FLAIRS — Floating Adjustable Interest Rate Securities

FNMA — Federal National Mortgage Association

FRTC — Floating Rate Trust Certificates

FSA — Financing Security Assurance

GIC — Guaranteed Investment Contract

GNMA — Government National Mortgage Association

GO — General Obligation

HDC — Housing Development Corporation

HFA — Housing Finance Authority

IDA — Industrial Development Authority

IDB — Industrial Development Board

IDR — Industrial Development Revenue

INFLOS — Inverse Floaters

ISD — Independent School District

LOC — Letter of Credit

MBIA — Municipal Bond Investors Assurance Corporation

MFH — Multi-Family Housing

MVRICS — Municipal Variable Rate Inverse Coupon Security

PCR — Pollution Control Revenue

PSF — Permanent School Fund

RAN — Revenue Anticipation Notes

RIBS — Residual Interest Bonds

RITES — Residual Interest Tax-Exempt Securities

TAN — Tax Anticipation Notes

TECP — Tax-Exempt Commercial Paper

TICS — Tender Inverse Certificates

TOB — Tender Option Bonds

TRAN — Tax and Revenue Anticipation Notes

SYCC — Structured Yield Curve Certificate

VA — Veterans Administration

VRDD — Variable Rate Daily Demand

VRWE — Variable Rate Wednesday Demand

XLCA — XL Capital Assurance Inc.

*	Abbreviations may or may not appear in the schedule of investments.

Notes to the Schedule of Investments (unaudited)

Note 1. Organization and Significant Accounting Policies

The New York Money Market and New York Portfolios (“Funds”) are separate investment funds of the Smith Barney Muni Funds (“Trust”), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. New York Portfolio securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationship between securities. Securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors. Short-term obligations with maturities of 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value. The New York Money Market Portfolio uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value.

(b) Security Transactions and Investment Income. Security transactions are accounted for on trade date.

(c) Fund Concentration. Because the Funds invest primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting New York.

Note 2. Investments

At December 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for the New York Portfolio for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$62,854,586
Gross unrealized depreciation	(1,068,158)

Net unrealized appreciation	$61,786,428

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Muni Funds

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	February 28, 2005

By:	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date	February 28, 2005